Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 21, 2011
Focus Morningstar Basic Materials Index ETF (Prospectus Summary): | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Basic Materials Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 13 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Basic Materials Index ETF | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.